Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Domestic
Current tax expenses	$ (435)	$ (207)	$ (150)
Income tax expense for year	$ (435)	$ (207)	$ (150)